UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.9%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing May 20, 2020		450	$452,250
AVIO S.p.A
Term Loan, 3.03%, Maturing June 14, 2017		625	624,922
Term Loan, 3.86%, Maturing December 14, 2017	EUR	550	731,540
Term Loan, 3.90%, Maturing December 14, 2017		650	649,919
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		819	822,907
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018		683	694,864
Term Loan, 6.25%, Maturing November 2, 2018		310	315,005
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017		1,177	1,196,223
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020		800	806,500
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)		1,650	990,180
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017		1,542	1,563,456
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,965	1,968,393
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,418	1,420,700
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,807	4,843,752

			$17,080,611

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)		107	$85,802

			$85,802

Automotive — 5.6%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		1,550	$1,563,524
Allison Transmission, Inc.
Term Loan, 4.25%, Maturing August 23, 2019		2,849	2,877,971
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		386	376,631
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017		4,962	5,050,938
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014		2,388	2,351,733
Term Loan, 2.14%, Maturing December 28, 2015		3,001	2,955,301
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		6,650	6,720,616
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		1,885	1,906,117

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		1,294	$1,316,136
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		775	780,565
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		1,929	1,927,423
Tower Automotive Holdings USA, LLC
Term Loan, 5.75%, Maturing April 23, 2020		798	806,645
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		868	872,780
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		2,893	2,897,089

			$32,403,469

Beverage and Tobacco — 0.6%
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(4)	EUR	2,525	$3,362,072

			$3,362,072

Building and Development — 1.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,275	$1,278,529
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		549	552,052
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		2,650	2,716,250
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		714	612,362
RE/MAX International, Inc.
Term Loan, Maturing July 31, 2020(4)		1,700	1,706,375
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		96	96,193
Term Loan, 4.50%, Maturing March 5, 2020		998	1,009,346
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		470	473,002
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		620	623,414

			$9,067,523

Business Equipment and Services — 12.9%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		2,904	$2,935,575
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		2,422	2,442,405
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		794	765,692
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		562	565,939
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		692	692,793
Term Loan, 5.00%, Maturing February 21, 2015		2,207	2,163,201
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		1,245	1,258,099
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		1,067	1,082,942
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,318	1,321,121
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		632	634,025

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		158	$161,517
Term Loan, 6.25%, Maturing October 23, 2018		660	672,989
Brickman Group Holdings Inc.
Term Loan, 3.27%, Maturing October 14, 2016		629	634,458
Term Loan, 4.00%, Maturing September 28, 2018		793	797,897
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,072	1,082,092
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		423	426,008
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017		1,567	1,553,647
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		522	523,681
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		496	497,956
Term Loan - Second Lien, 10.25%, Maturing February 28, 2018		1,000	1,007,500
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,047	1,934,331
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		1,990	2,007,413
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		525	528,281
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,912	1,946,348
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		592	593,664
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,592	1,600,624
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		771	779,800
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		1,970	1,984,081
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		650	652,844
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,004,063
ISS Holdings A/S
Term Loan, 4.21%, Maturing April 30, 2015	EUR	246	329,101
Term Loan, 4.21%, Maturing April 30, 2015	EUR	1,754	2,350,723
Term Loan, 3.75%, Maturing April 30, 2018		475	476,262
Ista International GmbH
Term Loan, 4.14%, Maturing April 30, 2020	EUR	18	24,415
Term Loan, 4.14%, Maturing April 30, 2020	EUR	139	186,585
Term Loan, 4.14%, Maturing June 1, 2020	EUR	293	392,971
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		513	514,617
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		2,732	2,762,280
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,567	1,579,858
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		900	934,313
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,968	1,956,159
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	986,400
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,189	1,201,785
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		525	523,606
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		259	259,683

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		261	$263,089
Term Loan, 4.50%, Maturing June 8, 2018		5,193	5,251,327
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		660	652,939
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,443	1,438,241
Term Loan, 4.45%, Maturing January 31, 2017		2,431	2,429,348
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		946	953,900
Term Loan, 4.00%, Maturing March 8, 2020		6,434	6,493,105
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		809	817,600
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		875	884,662
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		2,812	2,846,675
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		117	117,792
Term Loan, 6.00%, Maturing July 28, 2017		596	601,798
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		324	325,808
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		3,707	3,728,727

			$75,534,755

Cable and Satellite Television — 6.9%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		844	$846,261
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		395	397,140
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		4,345	4,367,959
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,350	1,347,722
Term Loan, 3.00%, Maturing January 4, 2021		1,150	1,147,180
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		429	429,997
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		3,325	3,302,486
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		1,075	1,074,926
Term Loan, 2.88%, Maturing April 17, 2020	EUR	700	931,412
Lavena Holding 3 GMBH
Term Loan, Maturing March 30, 2017(4)	EUR	4,486	5,938,265
Media Holdco, LP
Term Loan, 7.25%, Maturing July 31, 2018		821	827,032
Mediacom Communications Corp
Term Loan, 3.25%, Maturing January 29, 2021		1,000	997,656
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		800	803,251
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.92%, Maturing July 3, 2018	EUR	1,722	2,266,237
Sterling Entertainment Enterprises, LLC
Term Loan, 3.19%, Maturing December 28, 2017		750	736,650
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		775	781,055
Term Loan, 3.88%, Maturing March 26, 2021	EUR	3,972	5,273,477
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,475	2,259,271
Term Loan, 3.50%, Maturing June 8, 2020		5,075	5,077,466

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		323	$324,520
YPSO Holding SA
Term Loan, Maturing June 6, 2016(4)	EUR	203	272,789
Term Loan, Maturing June 6, 2016(4)	EUR	323	433,112
Term Loan, Maturing June 6, 2016(4)	EUR	474	636,228

			$40,472,092

Chemicals and Plastics — 5.0%
AI Chem & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		145	$146,907
Term Loan, 4.50%, Maturing October 3, 2019		280	283,139
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,325	2,342,921
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		3,990	4,034,265
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,714	1,730,784
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		189	191,141
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		693	694,734
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		453	455,973
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		4,185	4,184,563
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 5, 2020		775	780,812
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020		500	507,500
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		93	94,209
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		975	984,750
OXEA Finance LLC
Term Loan, 4.25%, Maturing November 22, 2019		700	709,398
OXEA Finance S.à.r.l.
Term Loan - Second Lien, 8.25%, Maturing May 22, 2020		1,000	1,005,200
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,169	1,180,816
Schoeller Arca Systems Holding B.V.
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	145	132,663
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	412	378,247
Term Loan, 4.70%, Maturing December 18, 2014(2)	EUR	443	407,031
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		527	533,849
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		370	374,493
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,025	3,066,358
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,997	4,943,464
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		140	141,062

			$29,304,279

Clothing/Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.50%, Maturing July 31, 2019		409	$412,447

			$412,447

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Conglomerates — 1.2%
American Greetings Corporation
Term Loan, Maturing December 31, 2019(4)	1,100	$1,094,500
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016	2,489	2,485,546
Term Loan, 5.50%, Maturing October 18, 2017	383	382,500
Spectrum Brands, Inc.
Term Loan, 4.51%, Maturing December 17, 2019	2,896	2,923,029

		$6,885,575

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	2,170	$2,171,370
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,612	2,637,994
Pact Group Pty Ltd.
Term Loan, 3.75%, Maturing May 29, 2020	1,550	1,550,969
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	495	496,856
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	2,878	2,916,208
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	540	547,805
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	619	620,684

		$10,941,886

Cosmetics/Toiletries — 0.9%
Bausch & Lomb, Inc.
Term Loan, 4.00%, Maturing May 17, 2019	2,970	$2,973,769
Prestige Brands, Inc.
Term Loan, 3.78%, Maturing January 31, 2019	337	341,125
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	2,170	2,172,274

		$5,487,168

Drugs — 2.9%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	494	$497,453
Term Loan, 5.50%, Maturing February 10, 2017	1,955	1,965,921
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	593	596,573
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	675	683,438
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019	500	501,250
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	1,166	1,171,721
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	1,858	1,879,604
Term Loan, 3.50%, Maturing December 11, 2019	2,987	3,021,402
Term Loan, Maturing June 24, 2020(4)	3,925	3,982,403
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	77	77,005
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	546	547,795
Term Loan, 4.25%, Maturing March 15, 2018	1,255	1,258,361
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	989	991,611

		$17,174,537

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		3,935	$3,968,014
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)		53	54,344
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		522	528,170
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.59%, Maturing March 31, 2016(2)(5)	GBP	542	226,599

			$4,777,127

Electronics/Electrical — 10.7%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 9, 2019		1,748	$1,764,216
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,269	1,272,624
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,153	3,189,926
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 19, 2020		825	831,187
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		507	508,759
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018		2,077	2,093,390
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,275	1,286,156
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018		2,732	2,718,149
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018		3,546	3,573,168
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020		1,291	1,300,460
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		970	974,437
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		2,893	2,926,500
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		3,095	3,107,507
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		348	348,990
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		4,571	4,621,946
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		948	951,771
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		1,390	1,405,827
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		1,311	1,325,362
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,144	2,184,519
Term Loan, 4.75%, Maturing January 11, 2020		920	940,317
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		571	576,394
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		1,231	1,235,259
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		750	749,250
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		773	774,995

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	5,130	$5,184,077
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	575	588,656
SafeNet Inc.
Term Loan, 2.69%, Maturing April 12, 2014	221	220,878
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,211	1,224,946
Serena Software, Inc.
Term Loan, 4.19%, Maturing March 10, 2016	474	472,815
Term Loan, 5.00%, Maturing March 10, 2016	350	347,375
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	990	992,475
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	519	528,966
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,213	1,223,783
Smart Technologies ULC
Term Loan, Maturing January 18, 2019(4)	650	624,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,350	1,364,783
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	113	113,405
Term Loan, 3.50%, Maturing June 7, 2019	1,093	1,096,018
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,269	1,273,382
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	549	556,169
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	105	105,404
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	998	1,003,942
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,668	1,679,864
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	507,800
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	2,383	2,398,870

		$62,168,717

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	$2,795,156

		$2,795,156

Financial Intermediaries — 5.7%
Allflex Holdings II, Inc.
Term Loan, 4.25%, Maturing June 11, 2020	650	$654,469
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	825	830,404
American Stock Transfer & Trust Company, LLC
Term Loan - Second Lien, 9.25%, Maturing December 11, 2020	1,000	998,750
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	2,040	2,047,514
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	547	551,354
First Data Corporation
Term Loan, 4.19%, Maturing March 23, 2018	4,136	4,141,271
Term Loan, 4.19%, Maturing September 24, 2018	1,875	1,876,172

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,266	$1,264,027
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	850	861,156
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	643	642,747
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	791	798,971
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,075	1,083,708
iPayment, Inc.
Term Loan, 6.75%, Maturing May 8, 2017	904	902,371
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,810	3,814,464
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	984	999,139
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	845	851,651
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	424	428,177
Nuveen Investments, Inc.
Term Loan, 4.19%, Maturing May 13, 2017	6,197	6,214,974
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,247	1,265,578
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016	1,308	1,221,322
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	274	274,998
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,487	1,503,572

		$33,226,789

Food Products — 6.0%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,269	$1,285,012
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	630	626,509
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	1,290	1,304,782
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019	950	957,719
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing May 22, 2020	1,050	1,057,875
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	5,088	5,103,159
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	1,721	1,723,914
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	10,475	10,587,753
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,163	1,171,991
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	605	609,609
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	980	980,687
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	629	638,120

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		5,409	$5,456,329
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		3,766	3,772,623

			$35,276,082

Food Service — 6.1%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		169	$170,297
Term Loan, 3.69%, Maturing July 26, 2016		304	305,890
Term Loan, 3.78%, Maturing July 26, 2016		2,094	2,111,207
Term Loan, 3.78%, Maturing July 26, 2016		4,621	4,651,263
Term Loan, 4.01%, Maturing July 26, 2016	GBP	950	1,437,962
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		93	93,158
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,233	2,257,194
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		372	374,048
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,013	1,022,319
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,015	3,032,936
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,542	2,577,407
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		663	669,251
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,584	2,595,969
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		422	427,349
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		599	603,737
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		275	276,833
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		4,975	4,991,169
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		6,908	6,954,460
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,334	1,337,084

			$35,889,533

Food/Drug Retailers — 4.1%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		1,192	$1,204,501
Term Loan, 4.75%, Maturing March 21, 2019		778	783,691
Alliance Boots Holdings Limited
Term Loan, 3.61%, Maturing July 10, 2017	EUR	1,000	1,316,353
Term Loan, 3.99%, Maturing July 10, 2017	GBP	5,775	8,665,522
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		6,114	6,175,002
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		422	427,788
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		2,319	2,336,871
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		450	463,894
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		2,741	2,771,387

			$24,145,009

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	525	$519,750

		$519,750

Health Care — 15.3%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	469	$474,105
Term Loan, 4.25%, Maturing June 30, 2017	566	572,275
Term Loan, 4.25%, Maturing June 30, 2017	2,333	2,358,522
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	373	374,675
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,250	1,251,562
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	574	578,940
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	3,038	3,056,214
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	448	451,761
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017	4,877	4,917,364
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	575	579,791
Catalent Pharma Solutions Inc.
Term Loan, 3.69%, Maturing September 15, 2016	2,100	2,105,451
Term Loan, 4.25%, Maturing September 15, 2017	1,109	1,112,210
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	842	848,108
Community Health Systems, Inc.
Term Loan, 3.77%, Maturing January 25, 2017	6,865	6,920,860
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	1,426	1,433,447
CRC Health Corporation
Term Loan, 4.69%, Maturing November 16, 2015	1,883	1,898,124
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	2,925	2,950,137
Term Loan, 4.00%, Maturing November 1, 2019	3,109	3,131,029
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	584	591,035
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,263	1,227,688
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	1,438	1,449,183
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,024	2,037,176
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	2,907	2,940,014
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	4,343	4,362,496
Term Loan, 2.94%, Maturing May 1, 2018	3,347	3,362,827
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	2,258	2,268,344
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	1,856	1,867,556
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,637	1,652,606

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,007	$992,244
Term Loan, 7.75%, Maturing May 15, 2018	2,396	2,358,444
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,635	1,635,735
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	3,965	4,015,627
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	545	552,667
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	487	489,280
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	635	635,345
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	691	694,938
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	503	507,295
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	3,102	3,127,513
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	1,218	1,225,356
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	2,975	2,997,931
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	1,915	1,932,933
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,663	1,670,196
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	551	556,069
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	1,403	1,411,066
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	644	648,880
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	350	352,292
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,446	1,429,238
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	1,638	1,649,907
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	2,049	2,058,198
VWR Funding, Inc.
Term Loan, 4.19%, Maturing April 3, 2017	771	776,426
Term Loan, 4.44%, Maturing April 3, 2017	1,091	1,093,521

		$89,584,601

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	1,642	$1,658,022
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	1,533	1,530,354

		$3,188,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 2.7%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		328	$329,487
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		723	729,967
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		697	700,480
Gardner Denver, Inc.
Term Loan, Maturing July 30, 2020(4)	EUR	400	533,360
Term Loan, Maturing July 30, 2020(4)		1,850	1,859,250
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		1,725	1,729,043
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		972	975,260
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018		3,147	3,166,349
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		127	128,092
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		399	401,407
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		2,710	2,726,549
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		744	750,278
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		951	953,363
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		522	528,316
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		336	338,157

			$15,849,358

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		1,965	$1,982,013
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		3,980	4,011,840
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		2,308	2,325,896
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		8,681	8,693,781
Term Loan, Maturing July 8, 2020(4)		975	956,795
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		2,114	2,135,254
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020		475	480,542
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		896	901,662
Hub International Limited
Term Loan, 3.69%, Maturing June 13, 2017		3,509	3,527,936
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018		650	656,500

			$25,672,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 5.7%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019		1,975	$1,991,456
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		3,225	3,236,664
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		896	900,873
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020		2,503	2,537,091
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016		968	974,756
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020		775	782,750
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		1,197	1,205,977
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		474	476,466
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		975	973,984
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,572	2,599,833
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018(2)		1,049	705,495
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(2)		708	592,025
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(2)		800	580,160
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		1,194	1,211,350
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)		3,650	3,645,437
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,880	2,878,134
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		1,448	1,466,035
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		1,739	1,762,075
US Finco LLC
Term Loan, 4.00%, Maturing May 22, 2020		475	477,375
Term Loan - Second Lien, 8.25%, Maturing November 20, 2020		1,000	1,006,250
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		550	552,406
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		2,886	2,905,338

			$33,461,930

Lodging and Casinos — 2.4%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		408	$414,082
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		1,012	1,016,100
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,895	2,890,576
Term Loan, 5.44%, Maturing January 26, 2018		2,460	2,187,672
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	3,125	4,759,850

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	2,488	$2,495,263
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	346	349,657

		$14,113,200

Nonferrous Metals/Minerals — 3.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	1,796	$1,766,885
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	3,620	3,601,944
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	524	542,017
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	3,015	3,015,881
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	400	400,500
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,012	983,087
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,662	2,674,584
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	475	479,750
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	775	788,562
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	1,166	1,101,492
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	500	470,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	1,607	1,559,132

		$17,383,834

Oil and Gas — 4.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	522	$525,640
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	800	810,000
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	160	161,981
Term Loan, 9.00%, Maturing June 23, 2017	2,185	2,236,967
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,975	2,014,500
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,181	1,193,227
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	1,472	1,470,819
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,472	7,526,647
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,952	1,957,293
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	462	464,254
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	1,850	1,874,281
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	1,994	2,001,284
Term Loan, 5.00%, Maturing September 25, 2019	161	161,977
Term Loan, 5.00%, Maturing September 25, 2019	264	265,186

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	1,143	$1,160,091
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,138	3,164,795

		$26,988,942

Publishing — 5.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	773	$760,500
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	3,163	3,161,322
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016	93	94,106
Term Loan, 6.65%, Maturing December 30, 2016	1,543	1,555,593
Term Loan, 6.65%, Maturing December 30, 2016	1,614	1,626,942
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	4,751	4,764,115
Instant Web, Inc.
Term Loan, 3.56%, Maturing August 7, 2014	163	116,948
Term Loan, 3.56%, Maturing August 7, 2014	1,562	1,121,879
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	4,138	4,153,939
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018	597	599,985
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	39	38,787
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	7,459	7,475,413
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	823	828,595
Media General Inc.
Term Loan, Maturing July 31, 2020(4)	1,125	1,126,055
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014	22	21,587
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	697	702,885
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014	462	394,031
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,050	1,032,281
Springer Science+Business Media S.A.
Term Loan, Maturing July 31, 2020(4)	1,125	1,113,047
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,692	1,705,455

		$32,393,465

Radio and Television — 3.5%
Clear Channel Communications, Inc.
Term Loan, 3.84%, Maturing January 29, 2016	384	$360,591
Term Loan, 6.94%, Maturing January 30, 2019	1,132	1,046,360
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	4,613	4,663,151
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,027,025

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		474	$481,037
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		1,365	1,381,750
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		1,482	1,497,266
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		806	811,178
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		591	595,615
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		408	413,154
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		964	967,628
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		748	747,813
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		858	866,075
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		499	500,680
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		3,815	3,841,108
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		1,112	1,123,810

			$20,324,241

Retailers (Except Food and Drug) — 6.7%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,470	$1,485,640
B&M Retail Limited
Term Loan, 6.01%, Maturing February 18, 2020	GBP	1,825	2,762,401
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		1,344	1,356,204
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		4,964	4,949,730
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		647	652,139
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		668	675,781
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 16, 2019		1,125	1,135,781
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		2,056	2,073,366
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,919	1,927,377
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,569	2,582,322
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		790	793,950
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		4,725	4,745,303
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		473	474,398
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,366	2,378,715

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		473	$476,459
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,204	2,220,297
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,759	1,754,614
Term Loan, 4.25%, Maturing August 7, 2019		596	595,221
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,050	2,066,336
Toys ‘R’ US Property Company I, LLC
Term Loan, Maturing August 21, 2019(4)		825	816,750
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,280	1,255,807
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	29	33,953
Term Loan, 2.33%, Maturing March 9, 2015	EUR	62	74,235
Term Loan, 2.33%, Maturing March 9, 2015	EUR	347	412,611
Term Loan, 2.83%, Maturing March 8, 2016	EUR	18	21,868
Term Loan, 2.83%, Maturing March 8, 2016	EUR	71	84,594
Term Loan, 2.83%, Maturing March 8, 2016	EUR	440	523,677
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		626	628,362

			$38,957,891

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,042	$1,064,705
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		5,781	5,834,414
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	746	1,138,071
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		684	686,398
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		469	473,167
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		825	825,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		152	151,761
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		1,475	1,478,546

			$11,652,062

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018		1,451	$1,458,414
Term Loan, 3.75%, Maturing March 11, 2018		1,791	1,803,034
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017		1,201	1,214,174

			$4,475,622

Telecommunications — 5.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,047	$1,046,938
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		399	400,496
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		473	475,874
Term Loan, 4.75%, Maturing March 9, 2020		3,075	3,100,947

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	1,847	$1,851,289
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018	10,144	10,235,905
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019	746	752,313
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	569	567,116
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	343	344,291
Term Loan, 3.75%, Maturing September 27, 2019	156	156,474
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,225	1,231,125
Term Loan, 5.00%, Maturing April 23, 2019	1,832	1,843,520
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	6,757	6,804,737
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	1,913	1,929,574

		$30,740,599

Utilities — 2.9%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,684	$2,719,815
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	1,050	1,044,554
Term Loan, 3.25%, Maturing January 31, 2022	400	398,652
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	931	937,900
Term Loan, 4.00%, Maturing April 2, 2018	2,737	2,757,522
Term Loan, 4.00%, Maturing October 9, 2019	819	824,250
Ceramtec Gmbh
Term Loan, Maturing August 14, 2020(4)	475	479,750
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	969	975,531
Equipower Resources Holdings LLC
Term Loan, Maturing December 15, 2020(4)	575	579,312
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	675	680,062
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	546	553,280
Power Team Services, LLC
Term Loan, 0.50%, Maturing May 6, 2020(6)	33	33,000
Term Loan, 4.25%, Maturing May 6, 2020	267	264,583
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018	498	499,988
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.72%, Maturing October 10, 2017	5,832	4,105,147

		$16,853,346

Total Senior Floating-Rate Interests (identified cost $826,461,927)		$828,650,065

Corporate Bonds & Notes — 12.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(3)
GenCorp, Inc.
7.125%, 3/15/21(7)	50	$53,000

		$53,000

Automotive — 0.1%
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(7)	92	$99,130
General Motors Financial Co., Inc.
2.75%, 5/15/16(7)	5	4,991
4.75%, 8/15/17(7)	70	73,763
3.25%, 5/15/18(7)	10	9,800
4.25%, 5/15/23(7)	40	38,500
Navistar International Corp.
8.25%, 11/1/21	105	107,887

		$334,071

Beverage and Tobacco — 0.0%(3)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$113,925
4.25%, 5/1/23	105	99,225

		$213,150

Brokers, Dealers and Investment Houses — 0.0%(3)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$58,300
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,675
6.375%, 11/15/19	45	48,038

		$122,013

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21(7)	35	$35,000
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	55	57,888
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	70	70,875
HD Supply, Inc.
8.125%, 4/15/19	35	39,375
7.50%, 7/15/20(7)	30	31,875
11.50%, 7/15/20	35	41,606
Interline Brands, Inc.
10.00%, 11/15/18(5)	130	141,050
Nortek, Inc.
10.00%, 12/1/18	85	93,287
8.50%, 4/15/21(7)	50	53,875

		$564,831

Business Equipment and Services — 0.1%
Education Management, LLC/Education Management Finance Corp.
15.00%, 7/1/18(7)	56	$59,475
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,150

Security	Principal Amount* (000’s omitted)		Value
IMS Health Incorporated
6.00%, 11/1/20(7)		75	$77,625
TransUnion Holding Co., Inc.
8.125%, 6/15/18(5)(7)		100	107,375
United Rentals North America, Inc.
8.375%, 9/15/20		20	22,150
7.625%, 4/15/22		30	33,600

			$341,375

Cable and Satellite Television — 0.3%
AMC Networks, Inc.
4.75%, 12/15/22		35	$34,125
CCO Holdings, LLC/CCO Capital Corp.
5.25%, 9/30/22		155	145,312
5.75%, 1/15/24		70	65,625
DISH DBS Corp.
6.75%, 6/1/21		205	218,325
5.875%, 7/15/22		70	70,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		1,000	977,500

			$1,511,062

Chemicals and Plastics — 1.7%
Ashland, Inc.
3.00%, 3/15/16(7)		15	$15,263
Chemtura Corp.
5.75%, 7/15/21		25	25,000
Hexion US Finance Corp.
6.625%, 4/15/20(7)		950	976,125
6.625%, 4/15/20		2,000	2,055,000
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	1,000	1,416,823
8.375%, 2/15/19(7)		1,825	2,009,781
7.50%, 5/1/20(7)		800	864,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		20	20,500
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	132,600
TPC Group, Inc.
8.75%, 12/15/20(7)		55	58,025
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		2,000	1,995,000
Tronox Finance, LLC
6.375%, 8/15/20(7)		155	149,187

			$9,717,304

Clothing/Textiles — 0.0%(3)
Levi Strauss & Co.
6.875%, 5/1/22		40	$44,200
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		10	10,500
10.00%, 8/1/20(7)		5	5,188
SIWF Merger Sub, Inc./Springs Industries, Inc.
6.25%, 6/1/21(7)		55	55,137

			$115,025

Security	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.0%(3)
Belden, Inc.
5.50%, 9/1/22(7)		20	$20,000
Harbinger Group, Inc.
7.875%, 7/15/19(7)		35	36,400
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(7)		50	53,250
6.625%, 11/15/22(7)		70	75,075

			$184,725

Containers and Glass Products — 0.7%
BOE Merger Corp.
9.50%, 11/1/17(5)(7)		80	$84,800
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23(7)		50	46,875
Reynolds Group Holdings Inc.
5.75%, 10/15/20		3,875	3,952,500
Sealed Air Corp.
8.375%, 9/15/21(7)		10	11,400

			$4,095,575

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(5)		125	$130,000
Party City Holdings, Inc.
8.875%, 8/1/20(7)		120	132,000
Sun Products Corp. (The)
7.75%, 3/15/21(7)		70	71,750

			$333,750

Diversified Financial Services — 0.3%
KION Finance SA
4.703%, 2/15/20(7)(8)	EUR	1,300	$1,755,397
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(5)(7)		180	184,500

			$1,939,897

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)		240	$249,000
VPII Escrow Corp.
7.50%, 7/15/21(7)		70	75,425

			$324,425

Ecological Services and Equipment — 0.1%
ADS Waste Holdings, Inc.
8.25%, 10/1/20(7)		50	$52,875
Clean Harbors, Inc.
5.25%, 8/1/20		50	51,500
5.125%, 6/1/21		25	25,625
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2)(7)		531	448,895

			$578,895

Security	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.1%
Ceridian Corp.
11.00%, 3/15/21(7)		20	$23,000
CommScope Holding Co., Inc.
6.625%, 6/1/20(5)(7)		55	55,000
Infor US, Inc.
9.375%, 4/1/19		60	67,350
NCR Corp.
5.00%, 7/15/22		60	58,350
Nuance Communications, Inc.
5.375%, 8/15/20(7)		120	117,600

			$321,300

Equipment Leasing — 0.4%
Air Lease Corp.
4.50%, 1/15/16		260	$265,850
International Lease Finance Corp.
5.65%, 6/1/14		255	262,331
8.625%, 9/15/15		745	827,881
6.75%, 9/1/16(7)		350	386,750
7.125%, 9/1/18(7)		350	396,375

			$2,139,187

Financial Intermediaries — 1.3%
Ally Financial, Inc.
2.475%, 12/1/14(8)		55	$55,197
0.00%, 6/15/15		80	74,300
3.50%, 7/18/16		500	504,139
CIT Group, Inc.
5.50%, 2/15/19(7)		45	47,419
5.375%, 5/15/20		10	10,500
5.00%, 8/15/22		20	19,913
First Data Corp.
7.375%, 6/15/19(7)		1,000	1,055,000
6.75%, 11/1/20(7)		1,480	1,552,150
11.25%, 1/15/21(7)		65	67,600
10.625%, 6/15/21(7)		65	66,300
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,664,189
Lender Processing Services, Inc.
5.75%, 4/15/23		75	80,625
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	1,000	1,416,956

			$7,614,288

Food Products — 0.0%(3)
B&G Foods, Inc.
4.625%, 6/1/21		25	$24,219
Michael Foods Holding, Inc.
8.50%, 7/15/18(5)(7)		50	52,125
Post Holdings, Inc.
7.375%, 2/15/22(7)		15	16,162
Sun Merger Sub, Inc.
5.25%, 8/1/18(7)		25	25,125
5.875%, 8/1/21(7)		20	20,100

			$137,731

Security	Principal Amount* (000’s omitted)		Value
Food Service — 0.0%(3)
Aramark Corp.
5.75%, 3/15/20(7)		35	$36,575

			$36,575

Food/Drug Retailers — 0.0%(3)
Pantry, Inc. (The)
8.375%, 8/1/20		70	$75,950

			$75,950

Health Care — 0.9%
Accellent, Inc.
8.375%, 2/1/17		135	$141,075
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		4	4,380
Alere, Inc.
8.625%, 10/1/18		45	48,825
6.50%, 6/15/20(7)		35	35,919
Amsurg Corp.
5.625%, 11/30/20		20	20,500
Biomet, Inc.
6.50%, 8/1/20		170	179,350
Community Health Systems, Inc.
5.125%, 8/15/18		2,190	2,239,275
7.125%, 7/15/20		120	123,000
DaVita, Inc.
5.75%, 8/15/22		215	218,762
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18		20	21,950
Envision Healthcare Holdings, Inc.
9.25%, 10/1/17(5)(7)		90	92,362
HCA Holdings, Inc.
6.25%, 2/15/21		85	88,400
HCA, Inc.
6.50%, 2/15/20		20	22,100
4.75%, 5/1/23		1,050	1,015,875
Hologic, Inc.
6.25%, 8/1/20		245	260,619
INC Research, LLC
11.50%, 7/15/19(7)		55	58,850
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		45	49,725
Tenet Healthcare Corp.
4.375%, 10/1/21(7)		600	552,750
United Surgical Partners International, Inc.
9.00%, 4/1/20		60	66,750
VWR Funding, Inc.
7.25%, 9/15/17		90	94,500

			$5,334,967

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		662	$711,650
Sanitec Corp.
4.953%, 5/15/18(7)(8)	EUR	250	332,621

Security	Principal Amount* (000’s omitted)		Value
Tempur-Pedic International, Inc.
6.875%, 12/15/20(7)		40	$42,600

			$1,086,871

Homebuilders/Real Estate — 0.0%(3)
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(7)		65	$67,763

			$67,763

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(9)		76	$55,770
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	40,900

			$96,670

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		45	$46,125
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		1,050	1,122,188
Hub International, Ltd.
8.125%, 10/15/18(7)		70	74,725
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)		115	116,150
Towergate Finance PLC
6.009%, 2/15/18(7)(8)	GBP	650	989,010

			$2,348,198

Leisure Goods/Activities/Movies — 0.2%
AMC Entertainment, Inc.
8.75%, 6/1/19		110	$119,625
Bombardier, Inc.
4.25%, 1/15/16(7)		50	52,125
6.125%, 1/15/23(7)		25	25,688
National CineMedia, LLC
6.00%, 4/15/22		790	829,500
NCL Corp., Ltd.
5.00%, 2/15/18(7)		30	30,075
Regal Entertainment Group
5.75%, 2/1/25		25	24,125
Royal Caribbean Cruises
6.875%, 12/1/13		35	35,700
7.25%, 6/15/16		25	28,125
7.25%, 3/15/18		50	57,250
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		65	70,362
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		60	66,450
WMG Acquisition Corp.
6.00%, 1/15/21(7)		45	47,250

			$1,386,275

Lodging and Casinos — 1.1%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(10)		480	$158,400

Security	Principal Amount* (000’s omitted)	Value
Caesars Entertainment Operating Co., Inc.
11.25%, 6/1/17	1,500	$1,562,812
8.50%, 2/15/20	2,100	1,962,187
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(7)	555	521,700
9.00%, 2/15/20(7)	1,175	1,113,312
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/20(7)	58	58,363
MGM Resorts International
6.625%, 12/15/21	120	126,750
7.75%, 3/15/22	30	33,375
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	95	95,238
11.00%, 9/15/18(7)	50	49,625
Station Casinos, LLC Co.
7.50%, 3/1/21	85	89,250
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	20	19,175
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	310	283,650
Waterford Gaming, LLC
8.625%, 9/15/14(2)(7)	157	77,464

		$6,151,301

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$26,000
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	115,800
IAMGOLD Corp.
6.75%, 10/1/20(7)	100	85,500
Inmet Mining Corp.
8.75%, 6/1/20(7)	30	31,650
7.50%, 6/1/21(7)	50	50,250

		$309,200

Nonferrous Metals/Minerals — 0.0%(3)
New Gold, Inc.
7.00%, 4/15/20(7)	40	$40,900
6.25%, 11/15/22(7)	70	66,850

		$107,750

Oil and Gas — 0.5%
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(7)	30	$28,125
Atlas Pipeline Partners, LP
4.75%, 11/15/21(7)	30	27,675
Berry Petroleum Co.
6.375%, 9/15/22	20	20,500
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	55	56,650
Bristow Group, Inc.
6.25%, 10/15/22	80	83,500

Security	Principal Amount* (000’s omitted)	Value
Chesapeake Energy Corp.
6.125%, 2/15/21	115	$122,475
5.75%, 3/15/23	125	126,250
Concho Resources, Inc.
5.50%, 4/1/23	165	165,413
Continental Resources, Inc.
5.00%, 9/15/22	160	161,600
4.50%, 4/15/23	70	68,250
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	70	70,000
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22(7)	125	120,625
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	210	239,400
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	290	311,750
7.75%, 9/1/22	35	38,675
EPL Oil & Gas, Inc.
8.25%, 2/15/18	75	79,500
FTS International Services, LLC/FTS International Bonds, Inc.
8.125%, 11/15/18(7)	46	50,370
Kodiak Oil & Gas Corp.
5.50%, 1/15/21(7)	15	15,131
Laredo Petroleum, Inc.
7.375%, 5/1/22	90	95,400
MEG Energy Corp.
6.375%, 1/30/23(7)	100	100,500
Newfield Exploration Co.
5.625%, 7/1/24	120	120,600
Oasis Petroleum, Inc.
6.875%, 1/15/23	135	143,438
Pacific Drilling SA
5.375%, 6/1/20(7)	50	49,125
Plains Exploration & Production Co.
6.875%, 2/15/23	185	199,597
Rosetta Resources, Inc.
5.625%, 5/1/21	60	60,075
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(7)	170	168,087
Sabine Pass LNG, L.P.
6.50%, 11/1/20(7)	100	104,500
SandRidge Energy, Inc.
7.50%, 3/15/21	30	29,850
8.125%, 10/15/22	5	5,100
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	35	36,225
SM Energy Co.
6.50%, 1/1/23	75	79,875
Tesoro Corp.
5.375%, 10/1/22	105	104,475

		$3,082,736

Publishing — 0.1%
Gannett Co., Inc.
5.125%, 7/15/20(7)	40	$40,100

Security	Principal Amount* (000’s omitted)	Value
Laureate Education, Inc.
9.25%, 9/1/19(7)	605	$659,450
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	105	110,775

		$810,325

Radio and Television — 0.5%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$955,382
11.25%, 3/1/21	50	53,625
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/22	50	52,000
Clear Channel Worldwide Holdings, Inc., Series B
6.50%, 11/15/22	130	136,500
Entravision Communications Corp.
8.75%, 8/1/17	844	899,392
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	70,875
Univision Communications, Inc.
6.75%, 9/15/22(7)	825	891,000
5.125%, 5/15/23(7)	65	64,025

		$3,122,799

Real Estate Investment Trusts (REITs) — 0.0%(3)
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 4/15/21(7)	15	$14,775

		$14,775

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(5)(7)	70	$72,625
Claire’s Stores, Inc.
8.875%, 3/15/19	15	16,200
9.00%, 3/15/19(7)	130	147,062
6.125%, 3/15/20(7)	80	81,600
7.75%, 6/1/20(7)	40	40,500
Hot Topic, Inc.
9.25%, 6/15/21(7)	130	135,850
Michaels FinCo. Holdings, LLC/Michaels FinCo., Inc.
7.50%, 8/1/18(5)(7)	235	238,525
Michaels Stores, Inc.
7.75%, 11/1/18	60	65,325
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(5)(7)	115	119,025
Petco Holdings, Inc.
8.50%, 10/15/17(5)(7)	200	206,000
Radio Systems Corp.
8.375%, 11/1/19(7)	60	65,250
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	175	182,875

		$1,370,837

Steel — 0.0%(3)
AK Steel Corp.
8.75%, 12/1/18(7)	35	$37,231

		$37,231

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.0%(3)
Hertz Corp. (The)
6.25%, 10/15/22		50	$53,250
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)		35	35,088

			$88,338

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc.
8.875%, 1/1/20(7)		200	$200,000
Avaya, Inc.
9.00%, 4/1/19(7)		50	48,125
10.50%, 3/1/21(7)		485	374,663
Crown Castle International Corp.
5.25%, 1/15/23		100	96,750
Frontier Communications Corp.
7.625%, 4/15/24		55	55,825
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,000	1,067,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20		160	174,000
Intelsat Luxembourg SA
7.75%, 6/1/21(7)		155	163,719
8.125%, 6/1/23(7)		120	129,450
MetroPCS Wireless, Inc.
6.25%, 4/1/21(7)		120	122,850
6.625%, 4/1/23(7)		120	122,850
NII International Telecom SCA
7.875%, 8/15/19(7)		70	67,550
SBA Communications Corp.
5.625%, 10/1/19		60	60,750
SBA Telecommunications, Inc.
5.75%, 7/15/20		85	87,338
Softbank Corp.
4.50%, 4/15/20(7)		200	193,550
Sprint Nextel Corp.
7.00%, 8/15/20		655	693,481
6.00%, 11/15/22		110	106,425
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		925	941,187
6.00%, 4/15/21(7)	GBP	950	1,489,382
Wind Acquisition Finance SA
5.476%, 4/30/19(7)(8)	EUR	500	668,833
6.50%, 4/30/20(7)		475	486,875
Windstream Corp.
6.375%, 8/1/23		40	38,200

			$7,389,303

Security	Principal Amount* (000’s omitted)	Value
Utilities — 1.4%
AES Corporation
4.875%, 5/15/23	35	$33,338
Calpine Corp.
7.50%, 2/15/21(7)	4,253	4,571,975
7.875%, 1/15/23(7)	3,015	3,286,350
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)	35	35,875
Energy Transfer Equity, L.P.
7.50%, 10/15/20	30	33,937

		$7,961,475

Total Corporate Bonds & Notes (identified cost $69,382,684)		$71,520,943

Asset-Backed Securities — 2.7%

Security	Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.224%, 2/24/19(7)(8)	$589	$588,582
Babson Ltd., Series 2005-1A, Class C1, 2.218%, 4/15/19(7)(8)	753	701,365
Babson Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(7)(8)	450	435,852
Babson Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(7)(8)	350	334,033
Babson Ltd., Series 2013-IA, Class E, 4.612%, 4/20/25(7)(8)	225	203,246
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.774%, 3/8/17(7)(8)	985	984,547
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.018%, 7/17/19(7)(8)	750	710,697
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.976%, 4/21/25(7)(8)	2,650	2,560,038
Comstock Funding Ltd., Series 2006-1A, Class D, 4.523%, 5/30/20(7)(8)	692	626,662
Dryden Senior Loan Fund, Series 2013-28A, Class A3L, 2.975%, 8/15/25(7)(8)	1,500	1,470,375
Dryden Senior Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/25(7)(8)	640	599,791
Dryden Senior Loan Fund, Series 2013-28A, Class B2L, 4.175%, 8/15/25(7)(8)	430	365,528
Oak Hill Credit Partners, Series 2013-8A, Class C, 2.975%, 4/20/25(7)(8)	400	384,408
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.775%, 4/20/25(7)(8)	450	429,821
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(7)(8)	925	896,251
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(7)(8)	925	877,912
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(7)(8)	1,125	1,017,768
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.525%, 11/8/24(7)(8)	1,750	1,749,251
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.776%, 4/25/21(7)(8)	1,000	922,829

Total Asset-Backed Securities (identified cost $16,191,690)		$15,858,956

Common Stocks — 1.4%

Security	Shares	Value
Air Transport — 0.0%(3)
Delta Air Lines, Inc.(9)(11)	3,971	$84,304

		$84,304

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(9)(11)	18,702	$710,676

		$710,676

Building and Development — 0.1%
Panolam Holdings Co.(2)(11)(12)	253	$332,110
United Subcontractors, Inc.(2)(9)(11)	536	24,491

		$356,601

Ecological Services and Equipment — 0.1%
Environmental Systems Products Holdings, Inc.(2)(11)(12)	6,211	$473,651

		$473,651

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(9)(11)	44,318	$288,067

		$288,067

Leisure Goods/Activities/Movies — 0.5%
Metro-Goldwyn-Mayer Holdings, Inc.(9)(11)	50,438	$2,761,480

		$2,761,480

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(11)	71	$5,680
Tropicana Entertainment, Inc.(2)(9)(11)	35,670	557,344

		$563,024

Nonferrous Metals/Minerals — 0.0%(3)
Euramax International, Inc.(2)(9)(11)	701	$157,770

		$157,770

Publishing — 0.5%
ION Media Networks, Inc.(2)(9)	3,990	$2,528,862
MediaNews Group, Inc.(2)(9)(11)	10,718	224,862

		$2,753,724

Total Common Stocks (identified cost $3,950,079)		$8,149,297

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2)(11)(12)	1,422	$89,387

Total Preferred Stocks (identified cost $24,885)		$89,387

Warrants — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
SemGroup Corp., Expires 11/30/14(11)	1,470	$47,863

Total Warrants (identified cost $15)		$47,863

Miscellaneous — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
SemGroup Corp., Escrow Certificate(11)	540,000	$10,800

Total Miscellaneous (identified cost $0)		$10,800

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$9,160	$9,160,457

Total Short-Term Investments (identified cost $9,160,457)		$9,160,457

Total Investments — 159.9% (identified cost $925,171,737)		$933,487,768

Less Unfunded Loan Commitments — (0.0)%(3)		$(33,333)

Net Investments — 159.9% (identified cost $925,138,404)		$933,454,435

Other Assets, Less Liabilities — (37.4)%		$(218,282,940)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.5)%		$(131,305,063)

Net Assets Applicable to Common Shares — 100.0%		$583,866,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $57,028,342 or 9.8% of the Trust’s net assets applicable to common shares.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $13,289.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/30/13	British Pound Sterling 1,971,835	United States Dollar 2,978,398	Goldman Sachs International	$(20,653)
8/30/13	Euro 7,177,395	United States Dollar 9,287,693	Citibank NA	(261,633)
8/30/13	Euro 398,000	United States Dollar 528,655	Goldman Sachs International	(872)
9/30/13	British Pound Sterling 7,535,897	United States Dollar 11,546,125	Citibank NA	86,601
9/30/13	Euro 11,795,392	United States Dollar 15,345,451	HSBC Bank USA	(349,735)
10/31/13	British Pound Sterling 6,078,858	United States Dollar 9,316,853	HSBC Bank USA	74,645
10/31/13	Euro 5,577,129	United States Dollar 7,390,532	Deutsche Bank	(31,395)

				$(503,042)

At July 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $161,246 and $664,288, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$925,666,485

Gross unrealized appreciation	$15,004,187
Gross unrealized depreciation	(7,216,237)

Net unrealized appreciation	$7,787,950

Restricted Securities

At July 31, 2013, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	$473,651
Panolam Holdings Co.	12/30/09	253	139,024	332,110

Total Common Stocks			$139,024	$805,761

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885	$89,387

Total Restricted Securities			$163,909	$895,148

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$824,371,028	$4,245,704	$828,616,732
Corporate Bonds & Notes	—	70,938,814	582,129	71,520,943
Asset-Backed Securities	—	15,858,956	—	15,858,956
Common Stocks	84,304	3,477,836	4,587,157	8,149,297
Preferred Stocks	—	—	89,387	89,387
Warrants	—	47,863	—	47,863
Miscellaneous	—	10,800	—	10,800
Short-Term Investments	—	9,160,457	—	9,160,457
Total Investments	$84,304	$923,865,754	$9,504,377	$933,454,435
Forward Foreign Currency Exchange Contracts	$—	$161,246	$—	$161,246
Total	$84,304	$924,027,000	$9,504,377	$933,615,681

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(664,288)	$—	$(664,288)
Total	$—	$(664,288)	$—	$(664,288)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented.

At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013